Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Schedule of ROU Assets

Property
Balance, January 1, 2019	$—
Additions	502,841
Depreciation charge for the period	(79,067)
Balance, December 31, 2019	$423,774
Additions	—
Depreciation charge for the period	(187,809)
Balance, December 31, 2020	$235,965

Schedule of Lease Liabilities

	December 31, 2020	December 31, 2019
Maturity analysis – contractual undiscounted cash flows
Less than one year	$217,629	$212,896
One to five years	66,768	282,893
Total undiscounted lease liabilities	$284,397	$495,789
Lease liabilities included in the statement of financial position	$266,961	$443,857
Current	$201,825	$178,294
Non-Current	$65,136	$265,563

Schedule of amounts recognized in profit and loss and cash flows

	December 31,	December 31,
	2020	2019
Depreciation expense of ROU assets	$(187,809)	$(79,067)
Expenses relating to short-term leases	(40,799)	(146,918)
Expenses relating to leases of low-value assets	(12,590)	(15,383)
Interest on lease liabilities	(34,334)	(22,819)

	December 31,	December 31,
	2020	2019
Total payments on lease liability	$(211,230)	$(81,803)
Principal on leases	(176,896)	(58,984)
Interest expense	(34,334)	(22,819)